Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable
Schedule of accounts receivable

	December 31,
	2020		2019		2018
Receivables	Ps.	854,402	Ps.	766,748	Ps.	728,552
Allowance for doubtful accounts (note 7 b.)		(20,759)		(8,992)		(31,986)
	Ps.	833,643	Ps.	757,756	Ps.	696,566

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2020	2019	2018
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	33.00	21.16	23.76
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	28.10	27.40	24.20
Aerolitoral, S. A. de C. V.	8.98	20.88	21.47
Aerovías de México, S. A. de C.V.	4.74	6.70	7.15

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2020	2019	2018
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	10.49	13.26	14.99
Aeroenlaces Nacionales, S. A. de C. V.	21.07	17.79	16.84
ABC Aerolíneas, S. A. de C. V.	4.24	10.38	11.19
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	17.36	16.11	13.79
Aerovías de México, S. A. de C. V.	4.07	4.07	4.41

Schedule of changes in allowance for doubtful accounts

	December 31,
	2020		2019		2018

Beginning balance	Ps.	8,992	Ps.	31,986	Ps.	38,223
Increases(Decrease)		18,342		(241)		(5,960)
Cancelation		(5,542)		—		—
Write-off		(1,033)		(22,753)		(277)
Ending balance	Ps.	20,759	Ps.	8,992	Ps.	31,986

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	784,108	Ps.	28,251	Ps.	812,359
Collateral		1,584,553		8,048		1,592,601

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	8,847	Ps.	145	Ps.	8,992
(Decrease) increase in the provision		15,156		3,186		18,342
Cancelations		(5,542)		—		(5,542)
Write-off		(1,033)		—		(1,033)
Ending balance	Ps.	17,428	Ps.	3,331	Ps.	20,759